Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total Revenue	$ 123.4	$ 79.1	$ 336.5	$ 202.2
Cost of service:
Cost of service	21.2	11.2	64.2	30.5
Amortization of acquired technology	5.5	6.6	16.7	19.6
Gross profit	96.7	61.3	255.6	152.1
Operating expenses:
Sales and marketing	46.1	24.2	139.7	63.0
Research and development	10.6	7.5	36.9	21.6
General and administrative	17.1	9.1	45.3	25.9
Amortization of other acquired intangibles	4.6	4.6	13.9	12.9
Restructuring and transaction-related expenses	(0.1)	2.8	12.3	11.8
Total operating expenses	78.3	48.2	248.1	135.2
Income from operations	18.4	13.1	7.5	16.9
Interest expense, net	9.7	26.5	59.3	76.9
Loss on debt extinguishment	0.0	0.0	14.9	18.2
Other (income) expense, net	(3.8)	0.0	(3.8)	0.0
Income (loss) before income taxes	12.5	(13.4)	(62.9)	(78.2)
Benefit from income taxes	(1.4)	1.0	(9.8)	5.7
Net income (loss)	11.1	(12.4)	(72.7)	(72.5)
Less: Net income (loss) attributable to ZoomInfo OpCo prior to the Reorganization Transactions	0.0	(12.4)	(5.1)	(72.5)
Less: Net income (loss) attributable to noncontrolling interests	6.2	0.0	(38.1)	0.0
Net income (loss) attributable to ZoomInfo Technologies Inc.	$ 4.9	$ 0.0	$ (29.5)	$ 0.0
Net income (loss) per share of Class A and Class C common stock
Basic (in dollars per share)	$ 0.03		$ (0.26)
Diluted (in dollars per share)	$ 0.02		$ (0.26)
Cost, Product and Service [Extensible List]			us-gaap:ServiceMember
DiscoverOrg Holdings
Total Revenue					$ 293.3	$ 144.3
Cost of service:
Cost of service					43.6	30.1
Amortization of acquired technology					25.0	7.7
Gross profit					224.7	106.5
Operating expenses:
Sales and marketing					90.2	42.4
Research and development					30.1	6.1
General and administrative					35.1	20.8
Amortization of other acquired intangibles					17.6	7.0
Restructuring and transaction-related expenses					15.6	3.6
Total operating expenses					188.6	79.9
Income from operations					36.1	26.6
Interest expense, net					102.4	58.2
Loss on debt extinguishment					18.2	0.0
Other (income) expense, net					0.0	(0.1)
Income (loss) before income taxes					(84.5)	(31.5)
Benefit from income taxes					6.5	2.9
Net income (loss)					$ (78.0)	$ (28.6)